Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid software costs	$ 194,565	$ 59,855	$ 29,887
Service Trade	145,548	239,041	364,384
Employee receivable	112,583	800
Prepaid insurance costs	68,509	130,345	17,661
Prepaid commissions	52,695	31,504	51,472
Prepaid consulting costs		76,767	120,332
Prepaid advertising and marketing costs		29,133	11,074
Prepaid merchant fees		26,690	26,224
Prepaid data license and subscription costs		3,125	53,124
Other current assets	31,953	46,414	66,997
Total prepaid expenses and other current assets	$ 605,853	643,674	$ 741,155
Reverse Stock Split [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Prepaid software costs		59,855
Service Trade		239,041
Prepaid insurance costs		130,345
Prepaid commissions		31,504
Prepaid consulting costs		76,767
Prepaid advertising and marketing costs		29,133
Prepaid merchant fees		26,690
Prepaid data license and subscription costs		3,125
Other current assets		47,214
Total prepaid expenses and other current assets		$ 643,674